OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Equity Real Estate Investment Trusts (REITS) 99.3%
Diversified REITs 0.4%
First Potomac Realty Trust(a)	147,952	1,648,185
Health Care REITs 5.7%
Healthcare Trust of America, Inc., Class A	293,363	8,742,218
Ventas, Inc.	199,601	13,000,013
Total		21,742,231
Hotel & Resort REITs 5.3%
Host Hotels & Resorts, Inc.	538,889	9,964,058
Pebblebrook Hotel Trust	123,595	4,466,723
Sunstone Hotel Investors, Inc.	373,319	5,999,236
Total		20,430,017
Industrial REITs 5.4%
First Industrial Realty Trust, Inc.	371,861	11,189,298
ProLogis, Inc.	150,094	9,524,965
Total		20,714,263
Office REITs 19.3%
Alexandria Real Estate Equities, Inc.	135,045	16,066,303
Boston Properties, Inc.	15,358	1,887,191
Corporate Office Properties Trust	253,775	8,331,433
Highwoods Properties, Inc.	282,030	14,690,943
Mack-Cali Realty Corp.	542,769	12,869,053
SL Green Realty Corp.	195,093	19,766,823
Total		73,611,746
Residential REITs 24.3%
American Campus Communities, Inc.	131,708	5,814,908
American Homes 4 Rent, Class A	770,730	16,732,548
AvalonBay Communities, Inc.	82,123	14,652,386
Equity LifeStyle Properties, Inc.	216,674	18,434,624
Essex Property Trust, Inc.	80,625	20,481,169
Invitation Homes, Inc.	739,417	16,747,795
Total		92,863,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 12.0%
Brixmor Property Group, Inc.	477,394	8,975,007
DDR Corp.	295,687	2,708,493
Getty Realty Corp.	82,343	2,355,833
Ramco-Gershenson Properties Trust	231,922	3,017,305
Simon Property Group, Inc.	178,244	28,699,067
Total		45,755,705
Specialized REITs 26.9%
American Tower Corp.	27,820	3,802,438
Coresite Realty Corp.	77,187	8,637,225
Crown Castle International Corp.	56,500	5,648,870
CubeSmart	317,123	8,232,513
Digital Realty Trust, Inc.	207,014	24,495,967
EPR Properties	147,690	10,299,901
Equinix, Inc.	31,191	13,920,543
Extra Space Storage, Inc.	99,500	7,952,040
Four Corners Property Trust, Inc.	327,008	8,149,039
Outfront Media, Inc.	126,752	3,191,615
Public Storage	38,915	8,327,421
Total		102,657,572
Total Equity Real Estate Investment Trusts (REITS)		379,423,149
Total Real Estate		379,423,149
Total Common Stocks (Cost: $268,635,594)		379,423,149

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 1.177%(b),(c)	7,405,448	7,405,448
Total Money Market Funds (Cost: $7,405,444)		7,405,448
Total Investments (Cost $276,041,038)		386,828,597
Other Assets & Liabilities, Net		(4,514,785)
Net Assets		$382,313,812

Columbia Real Estate Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	3,091,527	94,132,442	(89,818,521)	7,405,448	(196)	4	23,036	7,405,448
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
2	Columbia Real Estate Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Real Estate	379,423,149	—	—	—	379,423,149
Money Market Funds	—	—	—	7,405,448	7,405,448
Total Investments	379,423,149	—	—	7,405,448	386,828,597
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Real Estate Equity Fund | Quarterly Report 2017	3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date November 21, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date November 21, 2017